Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Fixed asset, net, as of December 31, 2022 and 2021, are summarized as follows:

	December 31, 2022	December 31, 2021

Land	$242,240	$-
Building	2,824,481	-
Machinery and Equipment	4,601,293	3,778,766
Website	16,600	16,600
	7,684,614	3,795,366
Less: accumulated depreciation	(679,724)	(32,034)
Fixed asset, net	$7,004,890	$3,763,332